Stock based compensation (Details) - Schedule of RSUs	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Schedule of Rsus [Abstract]
Number of shares, Granted | shares	52,120
Weighted average grant date fair value per share, Granted | $ / shares	$ 1,392.2	[1]
Number of shares, Vested pending settlement | shares	(44,706)
Weighted average grant date fair value per share, Vested pending settlement | $ / shares	$ 1,397.51	[1]
Number of shares, Forfeited | shares	(1,446)
Weighted average grant date fair value per share, Forfeited | $ / shares	$ 1,397.51	[1]
Number of shares, Unvested units | shares	5,968
Weighted average grant date fair value per share, Unvested units | $ / shares	$ 1,351.15	[1]

[1]	The fair value of RSUs is estimated based on the fair value of the Company’s common stock which is referenced to Company’s recent merger transaction (Note 1) which reflects a pre-money enterprise value as at the grant date.